Loans from banks and other financial institutions (Details 2) Ft in Thousands, € in Millions, ₪ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 HUF (Ft)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings	€ 84.0			$ 93.0	€ 93.6		$ 99.9
Bjornberget Vindkraft Ab Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings		Ft 197,800		218.8	€ 128.7		137.3
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Borrowings			₪ 584.5	$ 161.0		₪ 589.7	$ 168.0